Adoption of New Accounting Standards - Disclosure of initial application of standards or interpretations (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Impact on assets
Right-of-use assets (included in Property and equipment)	$ 50,798	$ 57,288	$ 57,288
Prepaid expenses and other non-current assets	33,482	31,984	32,760	[1]
Total assets	11,275,782		11,265,538	[1]
Impact on liabilities
Lease liabilities	55,324	59,485
Other long-term liabilities	1,770	76,743	79,716
Net impact on total liabilities	6,756,339		7,112,138	[1]
Retained earnings	$ 565,583		$ 502,761	[1]
IFRS 16
Impact on assets
Right-of-use assets (included in Property and equipment)		57,288
Prepaid expenses and other non-current assets		(776)
Total assets		56,512
Impact on liabilities
Lease liabilities		59,485
Other long-term liabilities		(2,973)
Net impact on total liabilities		56,512
Retained earnings		0
IAS 17
Impact on assets
Prepaid expenses and other non-current assets		32,760
Impact on liabilities
Other long-term liabilities		$ 79,716

[1]	† The Corporation applied IFRS 16 from January 1, 2019. Consistent with the transition method chosen by the Corporation, comparative information has not been restated. See note 4.